United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-3947

                      (Investment Company Act File Number)


              Federated U.S. Government Securities Fund: 1-3 Years
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 2/28/06
                                     -------


                 Date of Reporting Period: Quarter ended 5/31/05
                              ---------------------







Item 1.           Schedule of Investments

Federated U.S. Government Securities Fund: 1-3 Years
Portfolio of Investments
May 31, 2005 (unaudited)

      Principal                                                                                              Value
      Amount
                         U.S. Treasury NOTES--76.2%
  $   20,000,000     (1) 1.625%, 2/28/2006                                                                $  19,754,600
      22,000,000         2.250%, 4/30/2006                                                                   21,785,060
      28,000,000     (1) 2.000%, 5/15/2006                                                                   27,643,560
      38,000,000         7.000%, 7/15/2006                                                                   39,484,280
      17,000,000         2.375%, 8/15/2006                                                                   16,782,230
      27,500,000     (1) 2.500%, 9/30/2006                                                                   27,143,325
      23,000,000     (1) 2.625%, 11/15/2006                                                                  22,705,370
      40,000,000     (1) 3.375%, 2/28/2007                                                                   39,868,800
      24,000,000     (1) 3.125%, 5/15/2007                                                                   23,793,840
      19,000,000     (1) 3.250%, 8/15/2007                                                                   18,863,390
      30,000,000     (1) 3.000%, 11/15/2007                                                                  29,578,200
      5,000,000      (1) 3.375%, 2/15/2008                                                                   4,966,400
                             Total U.S. Treasury NOTES  (identified cost $292,959,840)                       292,369,055
                         Government Agencies--21.5%
                         Federal Home Loan Bank System - 21.5%
      12,000,000         2.375%, 2/15/2006                                                                   11,899,200
      26,000,000         2.500%, 4/11/2006                                                                   25,762,620
      15,000,000         2.875%, 5/22/2006                                                                   14,898,300
      20,000,000         3.125%, 11/15/2006                                                                  19,843,200
      10,000,000         3.500%, 5/15/2007                                                                   9,952,900
                             Total                                                                           82,356,220
                         Federal Home Loan Mortgage Corporation - 0.0%
      180,000            3.500%, 9/15/2007                                                                   178,866
                             Total Government Agencies (identified cost $82,746,121)                         82,535,086
                         Repurchase Agreements--52.0%
      7,838,000          Interest in $3,070,000,000 joint repurchase agreement with Barclays                 7,838,000
                         Capital, Inc., 3.080%, dated 5/31/2005 to be repurchased at $7,838,671 on
                         6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678
      95,000,000         Interest in $1,290,000,000 joint repurchase agreement with BNP Paribas              95,000,000
                         Securities Corp., 3.080%, dated 5/31/2005 to be repurchased at $95,008,128 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $1,321,559,572
                         (held as collateral for securities lending)
      96,686,000         Interest in $1,000,000,000 joint repurchase agreement with Goldman Sachs            96,686,000
                         and Co., 3.080%, dated 5/31/2005 to be repurchased at $96,694,272 on
                         6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2035, collateral market value $1,029,693,799 (held as collateral for securities lending)
                             Total REPURCHASE AGREEMENTS (AT AMORTIZED cost)                                 199,524,000
                             Total Investments - 149.7%                                                      574,428,141
                             (identified cost $575,229,961)(2)
                             other assets and liabilities - (49.7)%                                          (190,716,927)
                             Total net assets - 100%                                                      $  383,711,214

1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. Securities Lending The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers.
           Collateral for securities loaned is invested in cash or invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

           As of May 31, 2005, securities subject to this type of arrangement and related collateral were as follows:
         Market Value                                           Market
         of                                                     Value
         Securities Loaned                                      of Collateral
         $188,162,450                                           $191,686,000
2          At May 31, 2005, the cost of investments for federal tax purposes was
           $575,229,961. The net unrealized depreciation of investments for federal tax purposes was $801,820. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $109,693 and net unrealized depreciation from investments for those securities having an excess of cost over value of $911,513.

Investment Valuation
U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service.
However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

        Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.






Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated U.S. Government Securities Fund: 1-3 Years

By                /S/Richard J. Thomas
                   Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              July 15, 2005


By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              July 15, 2005